Schedule of Investments (unaudited) July 31, 2021	BlackRock LifePath® ESG Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 93.1%
iShares Developed Real Estate Index Fund, Class K	10,785	$125,112
iShares ESG Aware MSCI EAFE ETF	8,407	668,861
iShares ESG Aware MSCI EM ETF	2,637	111,360
iShares ESG Aware MSCI USA ETF	11,550	1,162,623
iShares ESG Aware MSCI USA Small-Cap ETF	4,140	163,861
iShares MSCI Canada ETF	2,849	106,353
iShares MSCI EAFE Small-Cap ETF	1,425	107,502
iShares MSCI Emerging Markets Small-Cap ETF	587	36,500

		2,482,172

Fixed-Income Funds — 7.1%
iShares ESG Aware U.S. Aggregate Bond ETF	2,471	138,129
iShares TIPS Bond ETF(b)	384	50,143

		188,272

Security	Shares	Value

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)	49,435	$49,460
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	5,250	5,250

		54,710

Total Investments — 102.3% (Cost: $2,194,485)		2,725,154

Liabilities in Excess of Other Assets — (2.3)%		(60,324)

Net Assets — 100.0%		$2,664,830

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$49,589	(a)	$—	$(129)	$—	$49,460	49,435	$2,553	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,732	2,518	(a)	—	—	—	5,250	5,250	6		—
iShares Developed Real Estate Index Fund, Class K	86,028	5,873		—	—	33,211	125,112	10,785	2,683		—
iShares ESG Aware MSCI EAFE ETF	491,340	62,253		(33,403)	625	148,046	668,861	8,407	13,658		—
iShares ESG Aware MSCI EM ETF	72,408	44,660		(16,631)	2,256	8,667	111,360	2,637	1,203		—
iShares ESG Aware MSCI USA ETF	835,998	92,419		(67,849)	2,201	299,854	1,162,623	11,550	9,414		—
iShares ESG Aware MSCI USA Small-Cap ETF	132,250	8,442		(32,299)	6,441	49,027	163,861	4,140	1,253		—
iShares ESG Aware U.S. Aggregate Bond ETF	84,150	54,965		(1,050)	(28)	92	138,129	2,471	1,064		—
iShares MSCI Canada ETF	88,675	7,017		(25,406)	4,071	31,996	106,353	2,849	2,017		—
iShares MSCI EAFE Small-Cap ETF	78,363	10,069		(6,074)	811	24,333	107,502	1,425	1,633		—
iShares MSCI Emerging Markets Small-Cap ETF	21,075	5,855		—	—	9,570	36,500	587	626		—
iShares TIPS Bond ETF	31,933	16,506		(127)	(1)	1,832	50,143	384	981		—

					$16,247	$606,628	$2,725,154		$37,091		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock LifePath® ESG Index 2045 Fund

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,482,172	$—	$—	$2,482,172
Fixed-Income Funds	188,272	—	—	188,272
Money Market Funds	54,710	—	—	54,710

	$2,725,154	$—	$—	$2,725,154

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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